Empire Fidelityr Investments

Variable Annuity Account A

(2_fidelity_logos)

Annual Report

December 31, 2000

This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Statements of Assets and Liabilities

December 31, 2000

Empire Fidelity Investments Variable Annuity Account A

of

Empire Fidelity Investments Life Insurance Company

	Subaccounts Investing In:
	VIP - Money Market	VIP - High Income	VIP - Equity- Income	VIP - Growth	VIP - Overseas	VIP II - Investment Grade Bond	VIP II - Asset Manager	VIP II - Index 500	VIP II - Asset Manager: Growth	VIP II - Contrafund
Assets:
Investments at market value	$ 125,192,073	$ 13,809,112	$ 130,323,562	$ 193,933,112	$ 28,309,526	$ 22,681,420	$ 82,430,864	$ 106,453,075	$ 27,558,729	$ 176,052,563
Receivable from Empire Fidelity Investments Life Insurance Company	4,161	69	1,369	1,321	1	286	1,027	508	61	1,247
Total Assets	125,196,234	13,809,181	130,324,931	193,934,433	28,309,527	22,681,706	82,431,891	106,453,583	27,558,790	176,053,810
Liabilities:
Payable to Empire Fidelity Investments Life Insurance Company	5,624	618	5,851	8,748	1,255	1,018	3,686	4,782	1,250	7,916
Total net assets	$ 125,190,610	$ 13,808,563	$ 130,319,080	$ 193,925,685	$ 28,308,272	$ 22,680,688	$ 82,428,205	$ 106,448,801	$ 27,557,540	$ 176,045,894
Net Assets:
Accumulation reserves	$ 117,852,117	$ 12,415,645	$ 122,424,093	$ 185,019,374	$ 27,474,811	$ 21,058,264	$ 77,798,372	$ 100,693,780	$ 25,184,943	$ 166,396,399
Annuity reserves	7,344,117	1,393,536	7,900,838	8,915,059	834,711	1,623,442	4,633,519	5,759,803	2,373,847	9,657,411
Payable to Empire Fidelity Investments Life Insurance Company	(5,624)	(618)	(5,851)	(8,748)	(1,250)	(1,018)	(3,686)	(4,782)	(1,250)	(7,916)
Total net assets	$ 125,190,610	$ 13,808,563	$ 130,319,080	$ 193,925,685	$ 28,308,272	$ 22,680,688	$ 82,428,205	$ 106,448,801	$ 27,557,540	$ 176,045,894
Units outstanding (accumulation)	6,407,471	546,640	2,473,943	2,597,027	919,806	960,552	2,617,181	2,962,199	1,211,816	5,520,275
Unit value (accumulation)	$ 18.392923	$ 22.712639	$ 49.485413	$ 71.242761	$ 29.870210	$ 21.923088	$ 29.726022	$ 33.992916	$ 20.782804	$ 30.142772

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statements of Assets and Liabilities - continued

December 31, 2000

Empire Fidelity Investments Variable Annuity Account A

of

Empire Fidelity Investments Life Insurance Company

	Subaccounts Investing In:
	VIP III - Balanced	VIP III - Growth & Income	VIP III - Growth Opportunities	VIP III - Mid Cap	MSDWUF - Emerging Markets Equity	MSDWUF - Emerging Markets Debt	MSDWUF - Global Equity	MSDWUF - International Magnum	PBHG - Growth II	PBHG - Small Cap Value
Assets:
Investments at market value	$ 9,029,751	$ 47,256,249	$ 17,741,939	$ 42,654,133	$ 4,070,086	$ 721,698	$ 1,895,107	$ 1,030,206	$ 25,440,947	$ 19,792,026
Receivable from Empire Fidelity Investments Life Insurance Company	200	351	330	756	61	1	17	4	82	208
Total Assets	9,029,951	47,256,600	17,742,269	42,654,889	4,070,147	721,699	1,895,124	1,030,210	25,441,029	19,792,234
Liabilities:
Payable to Empire Fidelity Investments Life Insurance Company	418	2,150	810	1,912	180	34	86	46	1,168	878
Total net assets	$ 9,029,533	$ 47,254,450	$ 17,741,459	$ 42,652,977	$ 4,069,967	$ 721,665	$ 1,895,038	$ 1,030,164	$ 25,439,861	$ 19,791,356
Net Assets:
Accumulation reserves	$ 7,490,301	$ 41,536,247	$ 16,033,209	$ 39,897,009	$ 3,953,308	$ 705,892	$ 1,442,132	$ 925,293	$ 24,743,874	$ 19,030,064
Annuity reserves	1,539,650	5,720,353	1,709,060	2,757,880	116,839	15,805	452,992	104,917	697,155	762,170
Payable to Empire Fidelity Investments Life Insurance Company	(418)	(2,150)	(810)	(1,912)	(180)	(32)	(86)	(46)	(1,168)	(878)
Total net assets	$ 9,029,533	$ 47,254,450	$ 17,741,459	$ 42,652,977	$ 4,069,967	$ 721,665	$ 1,895,038	$ 1,030,164	$ 25,439,861	$ 19,791,356
Units outstanding (accumulation)	544,049	2,461,764	1,206,454	3,559,175	446,604	66,876	109,456	80,524	1,397,339	1,067,503
Unit value (accumulation)	$ 13.767706	$ 16.872553	$ 13.289526	$ 11.209622	$ 8.851937	$ 10.555331	$ 13.175385	$ 11.490843	$ 17.707847	$ 17.826708

See accompanying notes which are an integral part of the financial statements.

Annual Report

	PBHG - Select Value	PBHG - Technology & Communications	PBHG - Select 20	SVIF - Mid Cap Growth Fund II	SVIF - Opportunity Fund II	WPT - Small Company Growth	WPT - International Equity	WPT - Global Post-Venture Capital	Total
Assets:
Investments at market value	$ 16,505,487	$ 98,670,273	$ 62,238,818	$ 30,417,035	$ 8,152,634	$ 9,481,154	$ 2,361,496	$ 3,009,172	$ 1,307,212,247
Receivable from Empire Fidelity Investments Life Insurance Company	12	185	386	277	190	125	1	77	13,313
Total Assets	16,505,499	98,670,458	62,239,204	30,417,312	8,152,824	9,481,279	2,361,497	3,009,249	1,307,225,560
Liabilities:
Payable to Empire Fidelity Investments Life Insurance Company	738	4,638	2,830	1,398	366	436	105	138	59,079
Total net assets	$ 16,504,761	$ 98,665,820	$ 62,236,374	$ 30,415,914	$ 8,152,458	$ 9,480,843	$ 2,361,392	$ 3,009,111	$ 1,307,166,481
Net Assets:
Accumulation reserves	$ 16,113,648	$ 96,053,739	$ 59,794,727	$ 28,876,397	$ 7,249,441	$ 9,024,760	$ 2,317,620	$ 2,756,342	$ 1,234,261,801
Annuity reserves	391,851	2,616,719	2,444,477	1,540,915	903,383	456,519	43,874	252,907	72,963,749
Payable to Empire Fidelity Investments Life Insurance Company	(738)	(4,638)	(2,830)	(1,398)	(366)	(436)	(102)	(138)	(59,069)
Total net assets	$ 16,504,761	$ 98,665,820	$ 62,236,374	$ 30,415,914	$ 8,152,458	$ 9,480,843	$ 2,361,392	$ 3,009,111	$ 1,307,166,481
Units outstanding (accumulation)	907,847	3,896,933	2,368,742	1,386,821	448,247	674,515	200,480	195,085	47,235,324
Unit value (accumulation)	$ 17.749309	$ 24.648548	$ 25.243238	$ 20.822006	$ 16.172901	$ 13.379643	$ 11.560373	$ 14.128917

Statements of Operations

For the year ended December 31, 2000

December 31, 2000

Empire Fidelity Investments Variable Annuity Account A

of

Empire Fidelity Investments Life Insurance Company

	Subaccounts Investing In:
	VIP - Money Market	VIP - High Income	VIP - Equity- Income	VIP - Growth	VIP - Overseas	VIP II - Investment Grade Bond	VIP II - Asset Manager	VIP II - Index 500	VIP II - Asset Manager: Growth	VIP II - Contrafund
Income:
Dividends	$ 6,127,248	$ 1,359,197	$ 2,344,905	$ 236,079	$ 508,577	$ 1,124,294	$ 2,986,452	$ 1,301,217	$ 693,958	$ 701,099
Expenses:
Mortality risk, expense risk and adminis- trative charges	823,722	143,057	1,048,998	1,821,961	283,947	151,379	738,465	978,330	262,940	1,608,848
Net investment income (loss)	5,303,526	1,216,140	1,295,907	(1,585,882)	224,630	972,915	2,247,987	322,887	431,018	(907,749)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	(666,068)	8,860,218	9,569,830	2,809,607	217,364	1,516,382	14,262,015	1,015,819	13,337,651
Realized gain distributions	0	0	8,834,297	23,489,894	3,202,659	0	7,035,880	568,795	2,813,343	25,449,915
Net realized gain (loss) on investments	0	(666,068)	17,694,515	33,059,724	6,012,266	217,364	8,552,262	14,830,810	3,829,162	38,787,566
Unrealized appreciation (depreciation)	0	(4,680,277)	(11,269,672)	(57,775,191)	(13,283,746)	619,619	(15,007,850)	(27,884,515)	(8,547,043)	(51,967,802)
Net increase (decrease) in net assets from operations	$ 5,303,526	$ (4,130,205)	$ 7,720,750	$ (26,301,349)	$ (7,046,850)	$ 1,809,898	$ (4,207,601)	$ (12,730,818)	$ (4,286,863)	$ (14,087,985)

See accompanying notes which are an integral part of the financial statements.

Annual Report

	VIP III - Balanced	VIP III - Growth & Income	VIP III - Growth Opportunities	VIP III - Mid Cap*	MSDWUF - Emerging Markets Equity	MSDWUF - Emerging Markets Debt	MSDWUF - Global Equity	MSDWUF - International Magnum	PBHG - Growth II	PBHG - Small Cap Value	PBHG - Select Value
Income:
Dividends	$ 286,686	$ 661,580	$ 362,318	$ 166,909	$ 0	$ 76,450	$ 34,609	$ 7,538	$ 0	$ 0	$ 25,630
Expenses:
Mortality risk, expense risk and adminis- trative charges	77,701	437,232	194,068	120,257	62,871	5,143	13,071	9,876	249,512	80,471	56,858
Net investment income (loss)	208,985	224,348	168,250	46,652	(62,871)	71,307	21,538	(2,338)	(249,512)	(80,471)	(31,228)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	91,103	3,740,651	1,372,601	201,687	517,174	13,513	(9,561)	43,166	4,136,604	981,498	220,144
Realized gain distributions	238,905	4,317,684	1,837,472	0	730,875	0	110,854	27,690	675,447	351,259	455,780
Net realized gain (loss) on investments	330,008	8,058,335	3,210,073	201,687	1,248,049	13,513	101,293	70,856	4,812,051	1,332,757	675,924
Unrealized appreciation (depreciation)	(1,036,555)	(10,984,280)	(7,752,531)	2,275,375	(4,785,955)	(45,543)	26,180	(217,889)	(14,931,640)	356,535	(146,818)
Net increase (decrease) in net assets from operations	$ (497,562)	$ (2,701,597)	$ (4,374,208)	$ 2,523,714	$ (3,600,777)	$ 39,277	$ 149,011	$ (149,371)	$ (10,369,101)	$ 1,608,821	$ 497,878

* For the period May 1, 2000 (commencement of operations) through December 31, 2000.

Annual Report

Statements of Operations - continued

For the year ended December 31, 2000

Empire Fidelity Investments Variable Annuity Account A

of

Empire Fidelity Investments Life Insurance Company

	Subaccounts Investing In:
	PBHG - Technology & Communications	PBHG - Select 20	SVIF - Discovery Fund II**	SVIF - Mid Cap Growth Fund II	SVIF - Opportunity Fund II	WPT - Small Company Growth	WPT - International Equity	WPT - Global Post-Venture Capital	Total
Income:
Dividends	$ 0	$ 0	$ 0	$ 0	$ 18,326	$ 0	$ 12,439	$ 0	$ 19,035,511
Expenses:
Mortality risk, expense risk and adminis- trative charges	1,636,395	694,759	1,122	298,854	56,983	83,021	27,240	22,111	11,989,192
Net investment income (loss)	(1,636,395)	(694,759)	(1,122)	(298,854)	(38,657)	(83,021)	(14,801)	(22,111)	7,046,319
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	61,711,668	19,490,736	(7,475)	2,932,055	458,814	738,355	269,963	425,605	148,251,119
Realized gain distributions	15,130,495	4,647,594	0	2,490,301	1,014,540	2,103,895	299,102	384,029	106,210,705
Net realized gain (loss) on investments	76,842,163	24,138,330	(7,475)	5,422,356	1,473,354	2,842,250	569,065	809,634	254,461,824
Unrealized appreciation (depreciation)	(175,244,892)	(45,453,495)	20,178	(13,151,350)	(1,094,909)	(6,266,594)	(1,337,876)	(1,544,716)	(471,113,252)
Net increase (decrease) in net assets from operations	$ (100,039,124)	$ (22,009,924)	$ 11,581	$ (8,027,848)	$ 339,788	$ (3,507,365)	$ (783,612)	$ (757,193)	$ (209,605,109)

** For the period January 1, 2000 through May 26, 2000 (ceased operations).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Annual Report

Statements of Changes in Net Assets

For the years ended December 31, 2000 and 1999

Empire Fidelity Investments Variable Annuity Account A

of

Empire Fidelity Investments Life Insurance Company

	Subaccounts Investing In:
	VIP - Money Market		VIP - High Income		VIP - Equity-Income		VIP - Growth		VIP - Overseas
	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99
Operations:
Net investment income (loss)	$ 5,303,526	$ 2,817,925	$ 1,216,140	$ 1,914,537	$ 1,295,907	$ 1,132,126	$ (1,585,882)	$ (1,132,822)	$ 224,630	$ 165,229
Net realized gain (loss) on investments	0	0	(666,068)	104,414	17,694,515	23,830,293	33,059,724	24,463,285	6,012,266	1,699,067
Unrealized appreciation (depreciation)	0	0	(4,680,277)	(358,076)	(11,269,672)	(16,419,983)	(57,775,191)	31,480,768	(13,283,746)	7,830,754
Net increase (decrease) in net assets from operations	5,303,526	2,817,925	(4,130,205)	1,660,875	7,720,750	8,542,436	(26,301,349)	54,811,231	(7,046,850)	9,695,050
Contract Transactions:
Payments received from contract owners	64,318,660	37,167,034	1,264,544	1,489,749	2,598,305	4,284,765	18,508,409	14,741,790	3,335,689	1,131,618
Transfers between sub- accounts (including the fixed account), net	(6,688,091)	(16,492,270)	(2,861,024)	(6,617,202)	(24,062,437)	(32,793,233)	(1,540,213)	21,083,332	(1,779,505)	(519,781)
Contract benefits	(273,376)	(399,774)	(156,740)	(224,278)	(887,755)	(856,813)	(1,059,493)	(406,724)	(86,563)	(23,989)
Contract terminations	(11,142,790)	(10,117,851)	(1,321,336)	(782,206)	(5,937,952)	(5,732,511)	(9,720,570)	(7,791,330)	(1,216,835)	(815,055)
Other transfers (to) from Empire Fidelity Investments Life Insurance Co., net	(3,207)	(122,197)	1,889	(1,750)	32,835	28,470	23,136	(15,751)	(1,352)	(6,029)
Net increase (decrease) in net assets from contract transactions	46,211,196	10,034,942	(3,072,667)	(6,135,687)	(28,257,004)	(35,069,322)	6,211,269	27,611,317	251,434	(233,236)
Total increase (decrease) in net assets	51,514,722	12,852,867	(7,202,872)	(4,474,812)	(20,536,254)	(26,526,886)	(20,090,080)	82,422,548	(6,795,416)	9,461,814
Net Assets:
Beginning of period	73,675,888	60,823,021	21,011,435	25,486,247	150,855,334	177,382,220	214,015,765	131,593,217	35,103,688	25,641,874
End of period	$ 125,190,610	$ 73,675,888	$ 13,808,563	$ 21,011,435	$ 130,319,080	$ 150,855,334	$ 193,925,685	$ 214,015,765	$ 28,308,272	$ 35,103,688

See accompanying notes which are an integral part of the financial statements.

Annual Report

	VIP II - Investment Grade Bond		VIP II - Asset Manager		VIP II - Index 500		VIP II - Asset Manager: Growth		VIP II - Contrafund
	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99
Operations:
Net investment income (loss)	$ 972,915	$ 744,873	$ 2,247,987	$ 2,381,637	$ 322,887	$ 83,651	$ 431,018	$ 512,307	$ (907,749)	$ (704,229)
Net realized gain (loss) on investments	217,364	220,360	8,552,262	6,701,184	14,830,810	10,052,701	3,829,162	3,482,327	38,787,566	19,155,212
Unrealized appreciation (depreciation)	619,619	(1,395,292)	(15,007,850)	63,475	(27,884,515)	12,109,896	(8,547,043)	515,712	(51,967,802)	21,310,986
Net increase (decrease) in net assets from operations	1,809,898	(430,059)	(4,207,601)	9,146,296	(12,730,818)	22,246,248	(4,286,863)	4,510,346	(14,087,985)	39,761,969
Contract Transactions:
Payments received from contract owners	2,637,132	3,417,334	3,229,129	2,424,950	6,440,338	10,721,198	2,058,215	2,143,156	9,787,580	13,344,538
Transfers between sub- accounts (including the fixed account), net	735,696	(5,330,955)	(5,623,965)	(7,127,954)	(16,173,044)	(3,895,693)	(3,823,486)	(3,750,421)	(21,104,090)	(6,147,293)
Contract benefits	(119,042)	(190,320)	(1,572,504)	(621,613)	(532,256)	(458,498)	(222,430)	(256,582)	(1,194,657)	(863,930)
Contract terminations	(566,484)	(652,173)	(5,575,774)	(4,277,855)	(4,181,929)	(2,533,470)	(1,024,886)	(738,098)	(5,349,050)	(7,157,659)
Other transfers (to) from Empire Fidelity Investments Life Insurance Co., net	3,042	2,024	11,771	4,968	21,933	11,872	5,808	(3,319)	7,504	(8,594)
Net increase (decrease) in net assets from contract transactions	2,690,344	(2,754,090)	(9,531,343)	(9,597,504)	(14,424,958)	3,845,409	(3,006,779)	(2,605,264)	(17,852,713)	(832,938)
Total increase (decrease) in net assets	4,500,242	(3,184,149)	(13,738,944)	(451,208)	(27,155,776)	26,091,657	(7,293,642)	1,905,082	(31,940,698)	38,929,031
Net Assets:
Beginning of period	18,180,446	21,364,595	96,167,149	96,618,357	133,604,577	107,512,920	34,851,182	32,946,100	207,986,592	169,057,561
End of period	$ 22,680,688	$ 18,180,446	$ 82,428,205	$ 96,167,149	$ 106,448,801	$ 133,604,577	$ 27,557,540	$ 34,851,182	$ 176,045,894	$ 207,986,592

Statements of Changes in Net Assets - continued

Empire Fidelity Investments Variable Annuity Account A

of

Empire Fidelity Investments Life Insurance Company

	Subaccounts Investing In:
	VIP III - Balanced		VIP III - Growth & Income		VIP III - Growth Opportunities		VIP III - Mid Cap*	MSDWUF - Emerging Markets Equity
	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/00	12/31/99
Operations:
Net investment income (loss)	$ 208,985	$ 115,988	$ 224,348	$ (170,283)	$ 168,250	$ 100,740	$ 46,652	$ (62,871)	$ (20,566)
Net realized gain (loss) on investments	330,008	662,780	8,058,335	8,970,314	3,210,073	5,547,305	201,687	1,248,049	298,832
Unrealized appreciation (depreciation)	(1,036,555)	(430,871)	(10,984,280)	(3,185,603)	(7,752,531)	(4,333,559)	2,275,375	(4,785,955)	1,328,959
Net increase (decrease) in net assets from operations	(497,562)	347,897	(2,701,597)	5,614,428	(4,374,208)	1,314,486	2,523,714	(3,600,777)	1,607,225
Contract Transactions:
Payments received from contract owners	663,380	2,277,880	3,114,045	9,622,662	428,770	2,827,238	8,293,286	1,342,784	468,566
Transfers between sub- accounts (including the fixed account), net	(1,398,396)	(193,407)	(17,642,363)	(11,968,744)	(11,918,173)	(12,777,805)	32,448,978	974,518	3,019,428
Contract benefits	(137,564)	(120,879)	(496,283)	(471,784)	(210,059)	(415,255)	(60,711)	(9,678)	(1,939)
Contract terminations	(336,215)	(178,267)	(1,687,765)	(5,250,807)	(705,194)	(730,980)	(550,112)	(258,228)	(19,330)
Other transfers (to) from Empire Fidelity Investments Life Insurance Co., net	3,476	(2,159)	8,799	2,501	3,348	(11,973)	(2,178)	78	578
Net increase (decrease) in net assets from contract transactions	(1,205,319)	1,783,168	(16,703,567)	(8,066,172)	(12,401,308)	(11,108,775)	40,129,263	2,049,474	3,467,303
Total increase (decrease) in net assets	(1,702,881)	2,131,065	(19,405,164)	(2,451,744)	(16,775,516)	(9,794,289)	42,652,977	(1,551,303)	5,074,528
Net Assets:
Beginning of period	10,732,414	8,601,349	66,659,614	69,111,358	34,516,975	44,311,264	0	5,621,270	546,742
End of period	$ 9,029,533	$ 10,732,414	$ 47,254,450	$ 66,659,614	$ 17,741,459	$ 34,516,975	$ 42,652,977	$ 4,069,967	$ 5,621,270

* For the period May 1, 2000 (commencement of operations) through December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Annual Report

	MSDWUF - Emerging Markets Debt		MSDWUF - Global Equity		MSDWUF - International Magnum		PBHG - Growth II		PBHG - Small Cap Value		PBHG - Select Value
	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99
Operations:
Net investment income (loss)	$ 71,307	$ 35,182	$ 21,538	$ 4,397	$ (2,388)	$ 1,212	$ (249,512)	$ (21,104)	$ (80,471)	$ (18,810)	$ (31,228)	$ (31,101)
Net realized gain (loss) on investments	13,513	1,909	101,293	121,287	70,856	(14,001)	4,812,051	508,570	1,332,757	114,494	675,924	492,681
Unrealized appreciation (depreciation)	(45,543)	25,241	26,180	(79,017)	(217,889)	209,399	(14,931,640)	2,830,966	356,535	181,282	(146,818)	(165,273)
Net increase (decrease) in net assets from operations	39,277	62,332	149,011	46,667	(149,371)	196,610	(10,369,101)	3,318,432	1,608,821	276,966	497,878	296,307
Contract Transactions:
Payments received from contract owners	22,192	80,428	158,184	249,422	236,018	231,733	6,229,094	1,200,034	2,229,899	423,761	936,003	934,429
Transfers between sub- accounts (including the fixed account), net	398,433	(130,259)	(85,767)	(542,965)	(47,181)	(181,280)	17,520,146	7,620,854	14,251,655	(1,530,331)	11,508,836	113,025
Contract benefits	(1,479)	(622)	(25,740)	(18,429)	(9,518)	(9,445)	(60,875)	(3,190)	(23,820)	(7,694)	(25,186)	(14,001)
Contract terminations	(31,341)	0	(20,439)	(14,600)	(140,177)	(9,894)	(428,655)	(17,106)	(360,896)	(17,361)	(39,911)	(49,940)
Other transfers (to) from Empire Fidelity Investments Life Insurance Co., net	(5)	159	293	239	124	215	(1,303)	482	1,991	977	82	(31)
Net increase (decrease) in net assets from contract transactions	387,800	(50,294)	26,531	(326,333)	39,266	31,329	23,258,407	8,801,074	16,098,829	(1,130,648)	12,379,824	983,482
Total increase (decrease) in net assets	427,077	12,038	175,542	(279,666)	(110,105)	227,939	12,889,306	12,119,506	17,707,650	(853,682)	12,877,702	1,279,789
Net Assets:
Beginning of period	294,588	282,550	1,719,496	1,999,162	1,140,269	912,330	12,550,555	431,049	2,083,706	2,937,388	3,627,059	2,347,270
End of period	$ 721,665	$ 294,588	$ 1,895,038	$ 1,719,496	$ 1,030,164	$ 1,140,269	$ 25,439,861	$ 12,550,555	$ 19,791,356	$ 2,083,706	$ 16,504,761	$ 3,627,059

Annual Report

Statements of Changes in Net Assets - continued

Empire Fidelity Investments Variable Annuity Account A

of

Empire Fidelity Investments Life Insurance Company

	Subaccounts Investing In:
	PBHG - Technology & Communications		PBHG - Select 20		SVIF - Discovery Fund II**		SVIF - Mid Cap Growth Fund II		SVIF - Opportunity Fund II
	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99
Operations:
Net investment income (loss)	$ (1,636,395)	$ (299,125)	$ (694,759)	$ (323,793)	$ (1,122)	$ (1,954)	$ (298,854)	$ (49,188)	$ (38,657)	$ (34,153)
Net realized gain (loss) on investments	76,842,163	2,304,654	24,138,330	4,619,284	(7,475)	37,151	5,422,356	526,279	1,473,354	504,056
Unrealized appreciation (depreciation)	(175,244,892)	70,720,773	(45,453,495)	29,220,248	20,178	(21,180)	(13,151,350)	5,370,251	(1,094,909)	773,031
Net increase (decrease) in net assets from operations	(100,039,124)	72,726,302	(22,009,924)	33,515,739	11,581	14,017	(8,027,848)	5,847,342	339,788	1,242,934
Contract Transactions:
Payments received from contract owners	31,467,958	18,048,159	11,892,068	10,163,549	163,570	19,122	7,839,833	3,919,852	941,337	627,295
Transfers between sub- accounts (including the fixed account), net	14,782,700	62,532,330	2,471,193	90,503	(458,516)	(27,036)	9,265,053	11,692,323	1,566,722	473,742
Contract benefits	(687,271)	(57,790)	(345,303)	(105,746)	(509)	(1,271)	(220,638)	(25,281)	(52,341)	(23,965)
Contract terminations	(2,926,183)	(370,710)	(1,321,673)	(1,227,757)	0	0	(774,860)	(18,483)	(170,423)	(17,935)
Other transfers (to) from Empire Fidelity Investments Life Insurance Co., net	262,635	(5,281)	9,039	(13,193)	(101)	97	3,155	(358)	118	119
Net increase (decrease) in net assets from contract transactions	42,899,839	80,146,708	12,705,324	8,907,356	(295,556)	(9,088)	16,112,543	15,568,053	2,285,413	1,059,256
Total increase (decrease) in net assets	(57,139,285)	152,873,010	(9,304,600)	42,423,095	(283,975)	4,929	8,084,695	21,415,395	2,625,201	2,302,190
Net Assets:
Beginning of period	155,805,105	2,932,095	71,540,974	29,117,879	283,975	279,046	22,331,219	915,824	5,527,257	3,225,067
End of period	$ 98,665,820	$ 155,805,105	$ 62,236,374	$ 71,540,974	$ 0	$ 283,975	$ 30,415,914	$ 22,331,219	$ 8,152,458	$ 5,527,257

** For the period January 1, 2000 through May 26, 2000 (ceased operations).

See accompanying notes which are an integral part of the financial statements.

Annual Report

	WPT - Small Company Growth		WPT - International Equity		WPT - Global Post-Venture Capital		Total
	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99
Operations:
Net investment income (loss)	$ (83,021)	$ (10,500)	$ (14,801)	$ 7,644	$ (22,111)	$ (4,567)	$ 7,046,319	$ 7,195,253
Net realized gain (loss) on investments	2,842,250	243,098	569,065	25,821	809,634	87,468	254,461,824	114,760,825
Unrealized appreciation (depreciation)	(6,266,594)	764,971	(1,337,876)	265,565	(1,544,716)	259,899	(471,113,252)	158,873,322
Net increase (decrease) in net assets from operations	(3,507,365)	997,569	(783,612)	299,030	(757,193)	342,800	(209,605,109)	280,829,400
Contract Transactions:
Payments received from contract owners	2,801,168	298,639	1,251,090	175,112	781,626	175,283	194,970,306	142,609,296
Transfers between sub- accounts (including the fixed account), net	6,023,777	2,052,484	53,970	1,181,913	2,150,854	(114,835)	(1,053,720)	(281,530)
Contract benefits	(21,324)	(2,745)	(2,424)	0	(8,545)	0	(8,504,084)	(5,582,557)
Contract terminations	(117,153)	(4,210)	(115,379)	(69)	(55,898)	0	(56,078,108)	(48,525,657)
Other transfers (to) from Empire Fidelity Investments Life Insurance Co., net	7,479	(733)	94	(329)	(1,289)	(5)	399,194	(139,001)
Net increase (decrease) in net assets from contract transactions	8,693,947	2,343,435	1,187,351	1,356,627	2,866,748	60,443	129,733,588	88,080,551
Total increase (decrease) in net assets	5,186,582	3,341,004	403,739	1,655,657	2,109,555	403,243	(79,871,521)	368,909,951
Net Assets:
Beginning of period	4,294,261	953,257	1,957,653	301,996	899,556	496,313	1,387,038,002	1,018,128,051
End of period	$ 9,480,843	$ 4,294,261	$ 2,361,392	$ 1,957,653	$ 3,009,111	$ 899,556	$ 1,307,166,481	$ 1,387,038,002

Annual Report

Notes to Financial Statements

For the years ended December 31, 2000 and 1999

Empire Fidelity Investments Variable Annuity Account A
of
Empire Fidelity Investments Life Insurance Company

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company (EFILI) on July 15, 1991
and exists in accordance with the regulations of the New York State Insurance Department. The Account is a funding vehicle for individual Retirement Reserves and Income Advantage variable annuity contracts. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company which is a wholly-owned subsidiary of FMR Corp. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

A contractholder may allocate funds into the following subaccounts: Variable Insurance Products Fund (VIP), Variable Insurance Products Fund II (VIP II), Variable Insurance Products Fund III (VIP III), Morgan Stanley Dean Witter Universal Funds (MSDWUF), PBHG Insurance Series Funds (PBHG), Strong Variable Insurance Funds (SVIF) and Warburg Pincus Trust (WPT). In addition, a contractholder may also allocate funds to the Fixed Account, which is part of EFILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and EFILI's general account has not been registered as an investment company under the Investment Company Act of 1940.

In 2000, EFILI added one new subaccount, VIP III - Mid Cap, and closed the SVIP - Discovery Fund II subaccount. Contractholders had the opportunity to redirect assets and any assets remaining in the SVIP - Discovery Fund II subaccount were automatically moved to the VIP III - Mid Cap subaccount.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios.

Accounting For Investments

Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

Annuity Reserves

Annuity reserves are computed for contracts in the payout stage according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 5%, as regulated by the laws of the State of New York. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Estimates

The preparation of the statements of assets and liabilities and the statements of operations and of changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Reclassifications

Certain prior year balances have been reclassified to conform with the current year presentation.

New Accounting Pronouncement

In November 2000, a revised American Institute of Certified Public Accountants Audit and Accounting Guide, "Audits of Investments Companies," was issued and is effective for fiscal years beginning after December 15, 2000. The impact of this guide is not expected to be significant.

Annual Report

Notes to Financial Statements - continued

3. Expenses

EFILI deducts a daily charge from the net assets of the Account for administrative expenses and for the assumption of mortality risk and expense risk. The daily charge is equivalent to an annual effective rate of 1% of net assets for Income Advantage contracts and is equivalent to an annual effective rate of 0.8% of net assets for Retirement Reserves contracts. EFILI also deducts an annual maintenance charge of $30 from the Retirement Reserves contract value. The maintenance charge is waived on certain contracts.

In 1999, EFILI began offering Retirement Reserves contractholders the opportunity to elect a death benefit rider. If elected, EFILI deducts a quarterly charge which will not exceed 0.10% of the Retirement Reserves contract value on the date of the charge. There will be no charges made once the annuitant reaches their 85th birthday.

4. Affiliated Company Transactions

The contracts are distributed through Fidelity Brokerage Services LLC (FBS), Fidelity Insurance Agency, Inc. (FIA), and Fidelity Investments Institutional Services Company, Inc. (FIIS), all of which are affiliated with FMR Corp. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to the VIP, VIP II and VIP III portfolios. Fidelity Investments Institutional Operations Company, Inc., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP, VIP II and VIP III portfolios.

5. Investments

The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the period ended December 31, 2000:

	Purchases	Sales
VIP - Money Market	$ 260,079,931	$ 208,563,746
VIP - High Income	5,028,388	6,884,366
VIP - Equity-Income	19,282,989	37,405,307
VIP - Growth	50,825,262	22,702,554
VIP - Overseas	26,580,382	22,900,405
VIP II - Investment Grade Bond	19,950,564	16,286,573
VIP II - Asset Manager	13,818,660	14,063,477
VIP II - Index 500	24,844,491	38,373,493
VIP II - Asset Manager: Growth	6,787,157	6,548,386
VIP II - Contrafund	37,061,359	30,365,237
VIP III - Balanced	3,618,437	4,375,648
VIP III - Growth & Income	11,047,074	23,206,810
VIP III - Growth Opportunities	3,582,228	13,977,334
VIP III - Mid Cap	41,407,834	1,230,763
MSDWUF - Emerging Markets Equity	12,220,127	9,502,530
MSDWUF - Emerging Markets Debt	761,313	302,173
MSDWUF - Global Equity	1,003,201	844,209
MSDWUF - International Magnum	1,911,753	1,847,093
PBHG - Growth II	41,623,995	17,938,567
PBHG - Small Cap Value	21,426,321	5,056,034
PBHG - Select Value	65,154,689	52,349,587
PBHG - Technology & Communications	200,757,521	144,359,129
PBHG - Select 20	51,979,535	35,318,932
SVIF - Discovery Fund II	260,113	556,791
SVIF - Mid Cap Growth Fund II	27,064,785	8,759,674
SVIF - Opportunity Fund II	5,732,051	2,470,579
WPT - Small Company Growth	14,786,526	4,071,394
WPT - International Equity	20,007,445	18,535,689
WPT - Global Post-Venture Capital	9,327,943	6,099,216

Annual Report

Notes to Financial Statements - continued

5. Investments - continued

The following table shows the number of shares owned, aggregate cost, and net asset value per share of each subaccount at
December 31, 2000:

	Number of Shares	Aggregate Cost	Net Asset Value Per Share
VIP - Money Market	125,192,073	$ 125,192,073	$ 1.000
VIP - High Income	1,688,156	20,613,671	8.180
VIP - Equity-Income	5,106,723	111,081,087	25.520
VIP - Growth	4,442,912	178,969,522	43.650
VIP - Overseas	1,416,184	31,449,826	19.990
VIP II - Investment Grade Bond	1,801,542	22,869,230	12.590
VIP II - Asset Manager	5,151,929	82,695,486	16.000
VIP II - Index 500	711,918	96,116,223	149.530
VIP II - Asset Manager: Growth	1,912,473	30,207,433	14.410
VIP II - Contrafund	7,415,862	147,188,009	23.740
VIP III - Balanced	624,896	9,754,303	14.450
VIP III - Growth & Income	3,096,740	47,995,991	15.260
VIP III - Growth Opportunities	1,000,109	20,638,449	17.740
VIP III - Mid Cap	2,106,377	40,378,758	20.250
MSDWUF - Emerging Markets Equity	574,060	7,626,861	7.090
MSDWUF - Emerging Markets Debt	104,442	846,535	6.910
MSDWUF - Global Equity	143,678	1,925,430	13.190
MSDWUF - International Magnum	87,454	1,133,710	11.780
PBHG - Growth II	1,347,508	37,527,888	18.880
PBHG - Small Cap Value	1,105,082	19,224,743	17.910
PBHG - Select Value	1,023,279	16,582,787	16.130
PBHG - Technology & Communications	3,983,459	202,770,250	24.770
PBHG - Select 20	2,633,890	73,645,961	23.630
SVIF - Mid Cap Growth Fund II	1,285,589	38,087,232	23.660
SVIF - Opportunity Fund II	340,544	8,544,814	23.940
WPT - Small Company Growth	568,414	15,031,631	16.680
WPT - International Equity	220,084	3,469,504	10.730
WPT - Global Post-Venture Capital	220,938	4,317,453	13.620

Annual Report

Notes to Financial Statements - continued

6. Unit Values

The accumulation unit values included in the statements of assets and liabilities are as of December 29, 2000. A summary of changes in accumulation units for variable annuity contracts at December 29, 2000 and December 31, 1999 are as follows:

	Beginning Balance Units	Payments Received from Contract Owners	Transfers Between Subaccounts, Net	Contract Benefits and Terminations	Ending Balance Units
January 1, 2000 to December 29, 2000
VIP - Money Market	4,136,411	3,107,869	124,843	(961,652)	6,407,471
VIP - High Income	638,885	44,808	(86,780)	(50,273)	546,640
VIP - Equity-Income	3,107,272	60,282	(534,225)	(159,386)	2,473,943
VIP - Growth	2,559,285	233,177	(55,016)	(140,419)	2,597,027
VIP - Overseas	932,993	98,612	(65,930)	(45,869)	919,806
VIP II - Investment Grade Bond	854,243	127,233	19,279	(40,203)	960,552
VIP II - Asset Manager	2,929,733	104,605	(161,968)	(255,189)	2,617,181
VIP II - Index 500	3,374,350	180,172	(465,212)	(127,111)	2,962,199
VIP II - Asset Manager: Growth	1,348,488	88,758	(173,938)	(51,492)	1,211,816
VIP II - Contrafund	6,109,331	315,054	(680,710)	(223,400)	5,520,275
VIP III - Balanced	618,139	47,755	(95,598)	(26,247)	544,049
VIP III - Growth & Income	3,400,637	182,623	(986,135)	(135,361)	2,461,764
VIP III - Growth Opportunities	1,944,990	29,244	(691,472)	(76,308)	1,206,454
VIP III - Mid Cap*	0	793,670	2,843,775	(78,270)	3,559,175
MSDWUF - Emerging Markets Equity	377,828	102,685	(1,189)	(32,720)	446,604
MSDWUF - Emerging Markets Debt	29,863	2,236	37,788	(3,011)	66,876
MSDWUF - Global Equity	125,106	13,444	(24,654)	(4,440)	109,456
MSDWUF - International Magnum	76,112	18,912	(2,475)	(12,025)	80,524
PBHG - Growth II	573,557	270,540	586,859	(33,617)	1,397,339
PBHG - Small Cap Value	148,694	134,411	809,977	(25,579)	1,067,503
PBHG - Select Value	225,231	58,318	633,075	(8,777)	907,847
PBHG - Technology & Communications	3,541,083	657,826	(189,402)	(112,574)	3,896,933
PBHG - Select 20	2,059,461	336,812	27,700	(55,231)	2,368,742
SVIF - Discovery Fund II**	25,168	14,509	(39,677)	(0)	0
SVIF - Mid Cap Growth Fund II	867,315	300,102	269,380	(49,976)	1,386,821
SVIF - Opportunity Fund II	330,339	61,273	77,338	(20,703)	448,247
WPT - Small Company Growth	258,085	163,159	269,743	(16,472)	674,515
WPT - International Equity	123,854	83,471	3,026	(9,871)	200,480
WPT - Global Post-Venture Capital	51,197	45,335	103,749	(5,196)	195,085

* For the period May 1, 2000 (commencement of operations) through December 29, 2000.

** For the period January 1, 2000 through May 26, 2000 (ceased operations).

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

	Beginning Balance Units	Payments Received from Contract Owners	Transfers Between Subaccounts, Net	Contract Benefits and Terminations	Ending Balance Units
January 1, 1999 to December 31, 1999
VIP - Money Market	3,614,051	1,443,826	(181,549)	(739,917)	4,136,411
VIP - High Income	854,157	52,504	(237,317)	(30,459)	638,885
VIP - Equity-Income	3,922,539	97,514	(728,318)	(184,463)	3,107,272
VIP - Growth	2,171,438	225,585	317,718	(155,456)	2,559,285
VIP - Overseas	967,204	37,532	(41,081)	(30,662)	932,993
VIP II - Investment Grade Bond	986,932	175,271	(285,275)	(22,685)	854,243
VIP II - Asset Manager	3,305,949	83,932	(233,114)	(227,034)	2,929,733
VIP II - Index 500	3,273,507	326,979	(111,304)	(114,832)	3,374,350
VIP II - Asset Manager: Growth	1,483,958	112,031	(173,159)	(74,342)	1,348,488
VIP II - Contrafund	6,211,520	486,189	(235,173)	(353,205)	6,109,331
VIP III - Balanced	537,166	162,759	(30,696)	(51,090)	618,139
VIP III - Growth & Income	3,974,242	579,518	(736,631)	(416,492)	3,400,637
VIP III - Growth Opportunities	2,691,359	186,624	(821,822)	(111,171)	1,944,990
MSDWUF - Emerging Markets Equity	71,567	41,964	268,729	(4,432)	377,828
MSDWUF - Emerging Markets Debt	36,909	9,917	(16,957)	(6)	29,863
MSDWUF - Global Equity	152,473	21,706	(47,610)	(1,463)	125,106
MSDWUF - International Magnum	75,635	19,878	(17,275)	(2,126)	76,112
PBHG - Growth II	38,979	70,277	472,118	(7,817)	573,557
PBHG - Small Cap Value	248,781	47,089	(134,867)	(12,309)	148,694
PBHG - Select Value	154,968	72,840	6,464	(9,041)	225,231
PBHG - Technology & Communications	221,015	781,886	2,591,232	(53,050)	3,541,083
PBHG - Select 20	1,691,752	558,820	(82,501)	(108,610)	2,059,461
SVIF - Discovery Fund II	25,260	2,414	(2,506)	(0)	25,168
SVIF - Mid Cap Growth Fund II	67,817	217,770	607,518	(25,790)	867,315
SVIF - Opportunity Fund II	267,972	49,443	35,067	(22,143)	330,339
WPT - Small Company Growth	93,472	29,094	136,208	(689)	258,085
WPT - International Equity	29,229	13,582	81,058	(15)	123,854
WPT - Global Post-Venture Capital	45,815	11,927	(5,604)	(941)	51,197

Annual Report

Report of Independent Accountants

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contractholders of
Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company at December 31, 2000, and the result of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Empire Fidelity Investments Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 9, 2001

Annual Report

Annual Report

Annual Report

Retirement Reserves and Income Advantage are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc.
are the distributors.

82 Devonshire Street, Boston, MA 02109

N.EVA/EFIA-ANN-0201
1.540222.103